VANECK ENVIRONMENTAL SERVICES ETF
SCHEDULE OF INVESTMENTS
June 30, 2024 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS : 100.0%
Canada : 3.9%
GFL Environmental, Inc.
(USD) 79,550 $ 3,096,881
Underline
United States : 96.1%
ABM Industries, Inc. 61,333 3,101,610
Aris Water Solutions, Inc. 111,535 1,747,754
Casella Waste Systems, Inc. * 31,290 3,104,594
CECO Environmental Corp. * 67,074 1,935,085
Clean Harbors, Inc. * 13,648 3,086,495
Darling Ingredients, Inc. * 84,903 3,120,185
Donaldson Co., Inc. 42,061 3,009,885
Ecolab, Inc. 32,664 7,774,032
Energy Recovery, Inc. * 122,228 1,624,410
Montrose Environmental
Group, Inc. * 62,894 2,802,557
Number
of Shares Value
United States (continued)
Perma-Fix Environmental
Services, Inc. * 162,003 $ 1,641,090
PureCycle Technologies,
Inc. * 527,229 3,121,196
Radius Recycling, Inc. † 101,108 1,543,919
Republic Services, Inc. 41,566 8,077,937
Stericycle, Inc. * 51,853 3,014,215
STERIS Plc 13,815 3,032,945
Tennant Co. 31,326 3,083,731
Tetra Tech, Inc. 14,455 2,955,758
Veralto Corp. 29,933 2,857,704
Waste Connections, Inc. 46,503 8,154,766
Waste Management, Inc. 38,504 8,214,443
77,004,311
Total Common Stocks
(Cost: $72,758,868) 80,101,192
Total Investments: 100.0%
(Cost: $72,758,868) 80,101,192
Liabilities in excess of other assets: 0.0% (15,253)
NET ASSETS: 100.0% $ 80,085,939
Definitions:
USD United States Dollar
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $14,507.